Stockholders’ Equity - Schedule of Information Regarding Outstanding and Exercisable Options and Warrants (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Options [Member]
Schedule of Information Regarding Outstanding and Exercisable Options and Warrants [Line Items]
Number of Option Shares Outstanding (in Shares) | shares	235,000
Weighted Average Exercise Price Outstanding	$ 2.02
Weighted Average Remaining Life (Years) Outstanding	9 years 2 months 8 days
Number of Option Shares Exercisable (in Shares) | shares
Weighted Average Exercise Price Exercisable
Options [Member] | 2.02 [Member]
Schedule of Information Regarding Outstanding and Exercisable Options and Warrants [Line Items]
Exercise Price Range	$ 2.02
Number of Option Shares Outstanding (in Shares) | shares	235,000
Weighted Average Exercise Price Outstanding	$ 2.02
Weighted Average Remaining Life (Years) Outstanding	9 years 2 months 8 days
Number of Option Shares Exercisable (in Shares) | shares
Weighted Average Exercise Price Exercisable
Warrant [Member]
Schedule of Information Regarding Outstanding and Exercisable Options and Warrants [Line Items]
Number of Option Shares Outstanding (in Shares) | shares	15,914,000
Weighted Average Exercise Price Outstanding	$ 10.69
Weighted Average Remaining Life (Years) Outstanding	3 years 7 months 13 days
Number of Option Shares Exercisable (in Shares) | shares	15,914,000
Weighted Average Exercise Price Exercisable	$ 3.62
Warrant [Member] | 0.75 [Member]
Schedule of Information Regarding Outstanding and Exercisable Options and Warrants [Line Items]
Exercise Price Range	$ 0.75
Number of Option Shares Outstanding (in Shares) | shares	1,200,000
Weighted Average Exercise Price Outstanding	$ 0.75
Weighted Average Remaining Life (Years) Outstanding	1 year 9 months 18 days
Number of Option Shares Exercisable (in Shares) | shares	1,200,000
Weighted Average Exercise Price Exercisable	$ 0.75
Warrant [Member] | 11.50 [Member]
Schedule of Information Regarding Outstanding and Exercisable Options and Warrants [Line Items]
Exercise Price Range	$ 11.5
Number of Option Shares Outstanding (in Shares) | shares	14,714,000
Weighted Average Exercise Price Outstanding	$ 11.5
Weighted Average Remaining Life (Years) Outstanding	3 years 9 months 7 days
Number of Option Shares Exercisable (in Shares) | shares	14,714,000
Weighted Average Exercise Price Exercisable	$ 11.5